SUPPLEMENTARY INFORMATION FOR OIL AND GAS PRODUCING ACTIVITIES (UNAUDITED)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SUPPLEMENTARY INFORMATION FOR OIL AND GAS PRODUCING ACTIVITIES (UNAUDITED)

SUPPLEMENTARY INFORMATION FOR OIL AND GAS PRODUCING ACTIVITIES (UNAUDITED)

The following supplemental unaudited information regarding the Company’s oil and gas activities is presented pursuant to the disclosure requirements of ASC 932. All oil and gas operations are located in Indonesia.

All of the Company’s operations are directly related to oil and natural gas producing activities from the Kruh Block in Indonesia.

Capitalized Costs Relating to Oil and Gas Producing Activities

	As of December 31,
	2023	2022	2021
Proved properties
Mineral interests	$15,084,658	$15,084,658	$15,084,658
Wells, equipment and facilities	13,907,363	13,655,822	8,743,485
Total proved properties	28,992,021	28,740,480	23,828,143

Unproved properties
Mineral interests	1,155,439	1,151,804	1,151,804
Uncompleted wells, equipment and facilities	-	-	-
Total unproved properties	1,155,439	1,151,804	1,151,804

Less accumulated depletion and impairment	(21,880,397)	(21,270,660)	(20,223,663)
Net Capitalized Costs	$8,267,063	$8,621,624	$4,756,284

Costs Incurred in Oil and Gas Property Exploration, and Development

Amounts reported as costs incurred include both capitalized costs for exploration and development activities and costs charged to expense for normal maintenance operational activities under TAC and KSO of Kruh Block. Exploration costs presented below include the costs of drilling and equipping successful and unsuccessful exploration wells during the year, geological and geophysical expenses, and the costs of retaining undeveloped leaseholds. Development costs include the costs of drilling and equipping development wells, and construction of related production facilities.

	Years Ended December 31,
	2023		2022		2021
GWN (Kruh)
Exploration	$		$			$-
Development		251,542		4,912,336		2,916,102
		$251,542		$4,912,336		$2,916,102
CNE (Citarum)
Exploration		$-	$		$
Development		3,635		-		38,309
		$3,635	$			$38,309
GWN (Rangkas)
Exploration		$-		$-	$
Development		-		-		-
		$-		$-		$-
Total Costs Incurred in Oil and Gas Property Exploration, and Development		$255,177		$4,912,336		$2,954,411

Results of Operations from Oil and Gas Producing Activities

Results of operations for producing activities consist of all activities within the operating reporting segment. Revenues are generated from entitlement of oil and gas property –Kruh Block Proven and profit sharing of the sale of the crude oil under the KSO. Production costs are costs to operate and maintain the Company’s wells, related equipment, and supporting facilities used in oil and gas operations, including expenditures made and obligations incurred in the exploration, development, extraction, production, transportation, marketing, abandonment and site restoration; and production-related general and administrative expense. The results of operations exclude general office overhead and interest expense attributable to oil and gas activities.

	Years Ended December 31,
	2023	2022	2021
Oil and gas revenues	$3,525,454	$4,097,403	$2,452,540
Production costs	(2,943,173)	(2,953,254)	(2,492,476)
Depletion, depreciation, and amortization	(702,217)	(1,139,723)	(810,855)
Result of oil and gas producing operations before income taxes	$(119,936)	$4,426	$(850,791)
Provision for income taxes	-	-	-
Results of oil and gas producing operations	$(119,936)	$4,426	$(850,791)

Proved Reserves the Company Expects to Lift in Kruh Block

The Company’s proved oil reserves have not been estimated or reviewed by independent petroleum engineers. The estimate of the proved reserves for the Kruh Block was prepared by IEC representatives, a team consisting of engineering, geological and geophysical staff based on the definitions and disclosure guidelines of the United States Securities and Exchange Commission contained in Title 17, Code of Federal Regulations, Modernization of Oil and Gas Reporting, Final Rule released January 14, 2009 in the Federal Register (SEC regulations).

The Company’s estimates of the proven reserves are made using available geological and reservoir data as well as production performance data. These estimates are reviewed annually by internal reservoir engineers, and Pertamina, and revised as warranted by additional data. Revisions are due to changes in, among other things, development plans, reservoir performance, the KSO effective period and governmental restrictions.

Kruh Block’s general manager, Mr. Denny Radjawane, and the Company’s Chief Technology Officer, Mr. Charlie Wu, have reviewed the reserves estimate to ensure compliance to SEC guidelines for (1) the appropriateness of the methodologies employed; (2) the adequacy and quality of the data relied upon; (3) the depth and thoroughness of the reserves estimation process; (4) the classification of reserves appropriate to the relevant definitions used; and (5) the reasonableness of the estimated reserve quantities. The estimate of reserves was also reviewed by the Company’s Chief Operating Officer and Chief Executive Officer.

The table below shows the individual qualifications of the Company’s internal team that prepares the reserves estimation:

			Total
Reserve	University		professional	Field of professional experience (years)
Estimation Team*	degree major	Degree level	experience (years)	Drilling & Production	Petroleum Engineering	Production Geology	Reserve Estimation
Charlie Wu	Geosciences	Ph.D.	46	12	-	34	23
Frans Watimena	Petroleum Engineering	M.S.	35	20	15		6
Denny Radjawane	Geophysics	M.S.	33	12	-	21	15
Fransiska Sitinjak	Petroleum Engineering	M.S.	20	6	14	-	9
Yudhi Setiawan	Geology	B.S.	21	15	2	4	2
Oni Syahrial	Geology	B.S.	17	2	-	15	9
Juan Chandra	Geology	B.S.	18	2	-	16	10

*	The individuals from the reserves estimation team are member of at least one of the following professional associations: American Association of Petroleum Geologists (AAPG), Indonesian Association of Geophysicist (HAGI), Indonesian Association of Geologists (IAGI), Society of Petroleum Engineers (SPE), Society of Indonesian Petroleum Engineers (IATMI) and Indonesian Petroleum Association (IPA).

In the “cost recovery” system of a KSO, under which Kruh Block operates or will operate, the production share and net reserves entitlement to the Company reduces in periods of higher oil price and increases in periods of lower oil price. This means that the estimated net proved reserves quantities are subject to oil price related volatility due to the method in which the revenue is derived throughout the contract period. Therefore, the net proved reserves are estimated based on the revenue generated by the Company according to the KSO economic model.

As of December 31, 2023 and 2022, the Company estimates that it will be entitled to approximately 74.16% and 57.56% of the revenues from the sales of the crude oil produced throughout the operatorship in Kruh Block. The estimates are based on the extension of the Kruh Block operatorship to September 2035 for the 2023 model and to May 2030 for the 2022 model, and the cost recovery balance reset to nil in May 2020.

Following the confirmation of the Kruh Block extension, the Company approved a development plan for a drilling program of 14 Proved Undeveloped Reserves (or PUD) wells, according to the schedule below:

	Unit\Year	2026	2027	2028	2029	Total
Planned PUD wells	Gross well	4	4	4	2	14
Future wells costs (1)	US$	6,000,000	6,000,000	6,000,000	3,000,000	21,000,000
Costs already paid	US$	-	-	-		-
Total gross PUD added	Bbls	750,189	727,140	884,661	447,478	2,809,468
Total net PUD added	Bbls	556,365	539,271	656,094	331,864	2,083,594

(1)	Future wells costs are the capital expenditures associated with the new wells costs and do not include other capital expenditures such as production facilities.

The fiscal 2023 and 2022 proved developed and undeveloped reserves are summarized in the tables below:

	Crude Oil (Bbls) as of December 31,
	2023	Note	2022	Note
Total Proved Developed (PDP) and Undeveloped Reserves (PUD)
Beginning of the period	2,056,407		3,253,617
Revisions of previous estimates	1,165,999	(a)	(1,121,980)	(1)
Improved recovery	(19,131)	(b)	(12,763)	(2)
Purchase of minerals in place	-		-
Extensions and discoveries	-		-
Production	(58,616)	(c)	(62,467)	(3)
Sale of minerals in place	-		-
End of the period	3,144,659		2,056,407
Net Proved Developed Reserves (PDP) and Undeveloped Reserves (PUD)
Beginning of the period	1,183,615		1,517,841
Revisions of previous estimates	1,206,228	(d)	(290,926)	(4)
Improved recovery	(14,188)	(e)	(7,346)	(5)
Purchase of minerals in place	-		-
Extensions and discoveries	-		-
Production	(43,472)	(f)	(35,954)	(6)
Sale of minerals in place	-		-
End of the period	2,332,183		1,183,615
Total Proved developed reserves (PDP)
Beginning of the period	371,076		311,211
Revisions of previous estimates	41,862	(g)	5,476	(7)
Improved recovery	(19,131)		(12,763)
Purchase of minerals in place			-
Extensions and discoveries	-	(h)	125,425	(8)
Production	(58,616)	(i)	(58,273)	(9)
Sale of minerals in place			-
End of the period	335,191		371,076
Total Proved undeveloped reserves (PUD)
Beginning of the period	1,685,331		2,942,406
Revisions of previous estimates	1,124,137	(j)	(1,127,456)	(10)
Improved recovery	-		-
Purchase of minerals in place	-		-
Extensions and discoveries	-	(k)	(125,425)
Production	-	(l)	(4,194)
Sale of minerals in place			-
End of the period	2,809,468		1,685,331
Net Proved developed reserves (PDP)
Beginning of the period	213,582		145,182
Revisions of previous estimates	92,667	(m)	37,095	(11)
Improved recovery	(14,188)		(7,346)
Purchase of minerals in place	-		-
Extensions and discoveries	-	(n)	72,191
Production	(43,472)	(o)	(33,540)	(12)
Sale of minerals in place	-		-
End of the period	248,589		213,582
Net Proved undeveloped reserves (PUD)
Beginning of the period	970,033		1,372,659
Revisions of previous estimates	1,113,561	(p)	(328,021)	(13)
Improved recovery	-		-
Purchase of minerals in place	-		-
Extensions and discoveries	-	(q)	(72,191)
Production	-	(r)	(2,414)	(14)
Sale of minerals in place	-		-
End of the period	2,083,594		970,033

(a)	The revision of previous estimates in the amount of 1,165,999 bbls refers to the sum of 1) revision of previous PDP reserves estimates of 41,862 bbls (note g) and 2) revision of previous PUD reserves estimate of 1,124,137 bbls (note j).

(b)	The improved recovery amount of -19,131 bbls refers to the amount variation of crude oil production of 58,616 bbls (note i) in 2023 compared to previous estimates of 77,747 bbls (prediction in previous year’s model) for Kruh Block in 2022 as a result of rescheduling of drilling program and reserves revision.

(c)	The production in the amount of 58,616 bbls refers to the amount of total gross crude oil produced from 1) PDP reserves production in the amount of 58,616 bbls (note i) and 2) PUD reserves production in the amount of zero bbls (note l) in the Kruh Block.

(d)	The revisions of previous estimates of 1,206,228 bbls refers to the total amount of 1) net PDP reserves revision of previous estimates in the amount of 92,667 bbls (note m), and 2) net PUD reserves revision of previous estimates in the amount of 1,113,561 bbls (note p).

(e)	The Improved recovery in the amount of -14,188 bbls refers to the net share (74.16%) of crude oil production variation of -19,131 bbls (note b) as a result of rescheduling of drilling program.

(f)	The net PDP and PUD production of -43,472 bbls refers to the sum of the net PDP production in the amount of -43,472 bbls (note o) and net PUD production in the amount of zero bbls (note r).

(g)	The revisions of previous estimates in the amount of 41,862 bbls refers to the total gross amount of PDP reserves variation as a result of production and well conditions; and the reserves gain from the additional 5 years production and greater profit split to 2035.

(h)	No new drilling in 2023 resulted in zero extensions and discoveries.

(i)	The PDP production in the amount of -58,616 bbls refers to the gross amount of PDP reserves produced in 2023.

(j)	The revisions of previous estimates in the amount of 1,124,137 bbls refers to the total gross amount of PUD reserves variation from the 1,685,331 bbls in 2022 to 1,191,048 bbls in 2023 during the same period to 2030; and offset by the reserves gain of 1,618,420 bbls from 5 years additional production and greater split.

(k)	No new drilling in 2023 resulted in zero extensions and discoveries.

(l)	The PUD production in the amount of zero bbls refers to no PUD reserves converted to production in 2023.

(m)	The revision of previous estimates of net PDP reserves in the amount of 92,667 bbls refers to the sum of 1) net share difference (74.16%) in 2023 as compared to (57.56%) in 2022 of the beginning total PDP reserves in the amount of 371,076 bbls and 2) net share (74.16%) of revision of previous estimates of total PDP reserves estimates in the amount of 41,862 bbls (note g).

(n)	No new drilling in 2023 resulted in zero extensions and discoveries.

(o)	The net PDP production in the amount of 43,472 bbls refers to the net share (74.16%) of gross amount of 58,616 bbls (note i) PDP reserves produced in 2023.

(p)	The revision of previous estimates of net PUD reserves in the amount of 1,113,561 bbls refers to the sum of (1) net share difference (74.16%) in 2023 as compared to (57.56%) in 2022 of the beginning total PUD reserves in the amount of 1,685,331 bbls, and (2) net share (74.16%) of revision of previous estimates of total PUD reserves estimates in the amount of 1,124,137 bbls (note j).

(q)	No new drilling in 2023 resulted in zero extensions and discoveries.

(r)	The net PUD production in the amount of zero bbls reflects the PUD reserves converted to production in 2023.

(1)	The revision of previous estimates in the amount of -1,121,981 bbls refers to the sum of 1) revision of previous PDP reserves estimates of 5,475bbls (note g) and 2) revision of previous PUD reserves estimate of -1,127,456 bbls (note 10).

(2)	The improved recovery amount of -12,763 bbls refers to the amount variation of crude oil production of 58,273 bbls (note 9) in 2022 compared to previous estimates of 71,036 bbls (prediction in previous year’s model) for Kruh Block in 2021 as a result of rescheduling of drilling program and reserves revision.

(3)	The production in the amount of 62,467 bbls refers to the amount of total gross crude oil produced from 1) PDP reserves production in the amount of 58,273 bbls (note 9) and 2) PUD reserves production in the amount of 4,194 bbls in the Kruh Block.

(4)	The revisions of previous estimates of -290,926 bbls refers to the total amount of 1) net PDP reserves revision of previous estimates in the amount of 37,094 bbls (note 11), and 2) net PUD reserves revision of previous estimates in the amount of -328,019 bbls (note 13).

(5)	The Improved recovery in the amount of -7,346 bbls refers to the net share (57.56%) of crude oil production change of -12,763 bbls (note 2) as a result of rescheduling of drilling program.

(6)	The net PDP and PUD production of -35,954 bbls refers to the sum of the net PDP production in the amount of -33,540 bbls (note 12) and net PUD production in the amount of -2,414 bbls (note 14).

(7)	The revisions of previous estimates in the amount of 5,475 bbls refers to the total gross amount of PDP reserves variation as a result of production.

(8)	The extension and discoveries in the amount of 125,425 bbls refers to the gain of PDP reserves from the completion of two new wells, K-27 and K-28.

(9)	The PDP production in the amount of 58,616 bbls refers to the gross amount of PDP reserves produced in 2022.

(10)	The revisions of previous estimates in the amount of -1,127,456 bbls refers to the total gross amount of PUD reserves variation from the 2,942,406 bbls in 2021 to 1,814,950 bbls in 2022 during the same period to 2030.

(11)	The revision of previous estimates of net PDP reserves in the amount of 37,094 bbls refers to the sum of 1) net share difference (57.56%) in 2022 as compared to (46.65%) in 2021) of the beginning total PDP reserves in the amount of 311,211 bbls and 2) net share (57.56%) of revision of previous estimates of total PDP reserves estimates in the amount of 5,475 bbls (note 7).

(12)	The net PDP production in the amount of 33,540 bbls refers to the net share (57.56%) of gross amount of 58,273 bbls (note 9) PDP reserves produced in 2022.

(13)	The revision of previous estimates of net PUD reserves in the amount of -328,019 bbls refers to the sum of 1) net share difference (57.56%) in 2022 as compared to (46.65%) in 2021 of the beginning total PUD reserves in the amount of 2,942,406 bbls, and 2) net share (57.56%) of revision of previous estimates of total PUD reserves estimates in the amount of -1,127,456 bbls (note 10).

(14)	The net PUD production in the amount of 2,414 bbls reflects the net PUD reserves converted to production in 2022.

Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves

The following information is based on the Company’s best estimate of the required data for the Standardized Measure of Discounted Future Net Cash Flows as of December 31, 2023 and 2022, respectively, in accordance with SFAS No. 69, “Disclosures About Oil and Gas Producing Activities” which requires the use of a 10% discount rate. This information is not the fair market value, nor does it represent the expected present value of future cash flows of the Company’s proved oil and gas reserves.

	As of December 31,
	2023	2022
Future cash inflows	$181,000,717	$114,735,610
Future production costs (1)	(99,160,999)	(64,815,304)
Future development costs	(29,867,500)	(29,404,571)
Future income tax expenses	(18,037,976)	(7,591,667)
Future net cash flows	$33,934,242	$12,924,068
10% annual discount for estimated timing of cash flows	(18,318,152)	(4,690,738)
Standardized measure of discounted future net cash flows at the end of the year	$15,616,090	$8,233,330

(1)	Production costs include oil and gas operations expense, production ad valorem taxes, transportation costs and general and administrative expense supporting the Company’s oil and gas operations.

Future cash inflows are computed by applying the ICP previous 12 months average monthly price, to year-end quantities of proved reserves. ICP is determined by the Directorate General of Oil and Gas (“DGOG”) of The Ministry of Energy and Mineral Resources of Indonesia (“MEMR”) on a monthly basis and presented as the monthly price of the crude oil according to the region where the oil is produced. The discounted future cash flow estimates do not include the effects of the Company’s derivative instruments, if any. See the following table for average prices.

	Years ended December 31,
	2023	2022	2021
Average crude oil price per Bbl	$77.61	$96.94	$67.02

Future production and development costs, which include abandonment and site restoration expense, are computed by estimating the expenditures to be incurred in developing and producing the Company’s proved crude oil reserves at the end of the year, based on year-end costs, and assuming continuation of existing economic conditions.

Sources of Changes in Discounted Future Net Cash Flows

Principal changes in the aggregate standardized measure of discounted future net cash flows attributable to the Company’s proved crude oil and natural gas reserves at year end are set forth in the table below.

	Year ended December 31,
	2023	2022	2021
Standardized measure of discounted future net cash flows at the beginning of the year	$8,233,330	$7,597,232	$5,579,842
Extensions, discoveries and improved recovery, less related costs	500,000	500,000	500,000
Revisions of previous quantity estimates	40,409,026	(19,526,823)	(14,979,996)
Changes in estimated future development costs	(584,751)	340,200	4,046,951
Purchases (sales) of minerals in place	-	-	-
Net changes in prices and production costs	(6,345,840)	15,310,987	19,129,705)
Accretion of discount	(13,627,414)	23,577	638,201
Sales of oil and gas produced, net of production costs	(2,643,773)	(4,244,775)	(4,328,719)
Development costs incurred during the period	121,822	4,540,497	2,724,238
Change in timing of estimated future production and other	-	-	-
Net change in income taxes	(10,446,308)	3,692,435	(5,712,990)
Standardized measure of discounted future net cash flows at the end of the year	$15,616,090	$8,233,330	$7,597,232